ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of March 31,
	2023	2024
	USD	USD

Accounts receivable	4,185,047	5,079,381
Less: allowance for credit loss	(286,152)	(168,179)
Accounts receivable, net	3,898,895	4,911,202

The movements in the credit loss provision for doubtful accounts for the years ended March 31, 2023 and 2024 were as follows:

	As of March 31,
	2023	2024
	USD	USD

Balance at beginning of the year	108,819	286,152
Additions/ (reversal)	177,452	(11,563)
Less: write-off	(119)	(106,410)
Balance at end of the year	286,152	168,179

Accounts receivable, net – related parties, consists of the following:

	As of March 31,
	2023	2024
	USD	USD

Accounts receivable – related parties	1,949,839	416,249
Less: allowance for credit loss	(46,167)	(23,563)
Accounts receivable, net – related parties	1,903,672	392,686

The movements in the credit loss provision for doubtful accounts for the years ended March 31, 2023 and 2024 were as follows:

	As of March 31,
	2023	2024
	USD	USD

Balance at beginning of the year	24,126	46,167
Additions/ (reversal)	22,041	(22,604)
Balance at end of the year	46,167	23,563

The expected credit loss on accounts receivables is calculated in probability of default and loss given default method by reference to past due status of the individual debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtor, future economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions as of March 31, 2023 and 2024. The Company expects to collect all accounts receivable as of March 31, 2024 within one year.

The Company classifies its accounts receivable portfolio based on the industry of customers as those receivables sharing similar risk characteristics. The credit assessment is subject to continual review by Finance & Accounting Department at least annually. This assessment includes procedures to estimate the allowance and test the adequacy of and appropriateness of the resulting balance. The level of the allowance is based upon management’s evaluation of payment history, historical default and loss experience, current and projected economic conditions in which the debtors operate.

The Company performed internal credit rating assessment on customers, based on quantitative and qualitative factors (e.g. listed companies or nor, type of collateral, relationship between creditor and debtor, historical information of the debtor in the market, historical payment behaviors, etc). Credit rating system is constructed with reference to Moody’s. Credit rating ranges from Aaa, Aa, A… to Ca-C, D. A credit rating is assigned to debtor on the initial date by using the above assessment methodology and subject to periodical reviews.

Internal credit ratings form a significant input to the model derived CECL PDs. The Company’s customers are mainly engaged in Transportation industry and Construction industry. For majority of customers. internal credit ratings are determined based on quantitative and qualitative factors (e.g.. type of collateral, relationship between creditor and debtor historically collection performance, historical information of the debtor in the market etc.) and conducted with reference to Moody’s rating methodology considering financial positions, business diversity, financial leverage, and financial policies of customers.

Irrespective of the outcome of the above assessment, the Company presumes that the credit risk has increased significantly for those outstanding balance aged over 1 year, unless the Company has reasonable and supportable information that demonstrates otherwise.

The Company writes off an account receivable when there is information indicating that the debtor is in server financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or when the account receivables are no repayment for over two years, whichever occurs earlier.